LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss for the year, attributable to the owners of the Company
Continuing operations, Loss for the year, attributable to the owners of the Company, basic	$ (208.8)	$ (230.9)	$ (124.5)
Discontinued operation, Loss for the year, attributable to the owners of the Company, basic		(21.8)	(1.8)
Total, Loss for the year, attributable to the owners of the Company, basic	(208.8)	(252.7)	(126.3)
Continuing operations, Loss for the year, attributable to the owners of the Company, diluted	(208.8)	(230.9)	(124.5)
Discontinued operation, Loss for the year, attributable to the owners of the Company, diluted		(21.8)	(1.8)
Total, Loss for the year, attributable to the owners of the Company, diluted	$ (208.8)	$ (252.7)	$ (126.3)
Weighted-average number of ordinary shares
Continuing operations, Weighted-average number of ordinary shares, basic	384,499,607	384,304,322	383,327,897
Discontinued operation, Weighted-average number of ordinary shares, basic	384,499,607	384,304,322	383,327,897
Total, Weighted-average number of ordinary shares, basic	384,499,607	384,304,322	383,327,897
Continuing operations, Weighted-average number of ordinary shares, diluted	384,499,607	384,304,322	383,327,897
Discontinued operation, Weighted-average number of ordinary shares, diluted	384,499,607	384,304,322	383,327,897
Total, Weighted-average number of ordinary shares, diluted	384,499,607	384,304,322	383,327,897
Loss per share basic
Basic loss per share (continuing operations)	$ (0.54)	$ (0.60)	$ (0.32)
Basic loss per share (discontinued operations)	0.00	(0.06)	0.00
Total Basic loss per share	(0.54)	(0.66)	(0.33)
Loss per share diluted
Diluted loss per share (continuing operations)	(0.54)	(0.60)	(0.32)
Discontinued operation, Loss per share diluted	0.00	(0.06)	0.00
Total, Loss per share diluted	$ (0.54)	$ (0.66)	$ (0.33)